Trade receivables and contract assets	12 Months Ended
Dec. 31, 2023
Trade receivables and contract assets
Trade receivables and contract assets

Note 18. Trade receivables and contract assets

The following table represents the composition of trade receivables:

Trade receivables	As of December 31,
in €‘000	2023	2022
Trade receivables	80,861	68,931
Trade receivable from associates	—	—
Allowance for expected credit losses	(9,615)	(5,519)
Total	71,246	63,412

The following table represents the composition of contract assets:

Contract assets	As of December 31,
in €‘000	2023	2022
Contract assets	61,220	50,583
Allowance for expected credit losses	(351)	(101)
Total	60,869	50,482

The increase in the contract assets is related to the larger amount of services rendered to customers.

The movement in the allowance for expected credit loss (“ECL”) in respect of trade receivables and contract assets during the year are as follows:

in €‘000	2023	2022
Balance as of January 1,	(5,620)	(4,373)
Provision for expected credit losses	(7,160)	(1,456)
Net amounts recovered	183	209
Write-offs	2,559	—
Other	72	—
Balance as of December 31,	(9,966)	(5,620)